Leases (Tables)	6 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	September 30, 2023	March 31, 2023
Operating lease right-of-use lease assets	$3,113,422	$2,709,954

Operating lease liabilities – current	$1,348,045	$1,323,900
Operating lease liabilities – non-current	1,833,622	1,416,508
Total operating lease liabilities	$3,181,667	$2,740,408

	For the Six Months Ended September 30,
	2023	2022
Finance leases cost:
Amortization of right-of-use assets	$163,624	$111,641
Interest on lease liabilities	29,141	205,074
Total finance leases cost	$192,765	$316,715

Schedule of Lease Terms and Discount Rates for All of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2023 and March 31, 2023:
	September 30, 2023	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.69	4.65
Weighted average discount rate *	4.74%	5.33%
*	The Company used incremental borrowing rate of 6.98% for its lease contracts in Japan. The Company used incremental borrowing rate 2.83% for its lease contracts in Hong Kong.
	September 30, 2023	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.87	3.70
Weighted average discount rate	8.07%	8.07%

Schedule of Cash Flow Information Related To Finance Leases	Supplemental cash flow information related to finance leases was as follows:
	For the Six Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$29,141	$205,074

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	September 30, 2023	March 31, 2023
Finance leases cost:
Software	$316,627	$355,756
Equipment and furniture	1,280,511	1,012,001
Subtotal	1,597,138	1,367,757
Less: accumulated depreciation	(1,357,636)	(710,153)
Property and equipment, net	$239,502	$657,604

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2023:
12 months ending September 30,	Operating Leases	Finance Leases
2024	$1,480,891	$271,254
2025	722,332	167,087
2026	392,444	145,521
2027	236,966	56,918
2028	205,134	4,019
Thereafter	621,288	-
Total lease payments	3,659,055	644,799
Less: imputed interest	(477,388)	(72,494)
Present value of lease liabilities	$3,181,667	$572,305